Stock Incentive Plans (Details) - Schedule of stock option activity - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares Available for Grant [Member]
Stock Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding at Beginning Balance	499,238	57,535	57,535	378,010
Shares Available for Grant, Authorized			1,200,000	650,000
Shares Available for Grant, Options granted			(1,134,542)	(1,446,350)
Shares Available for Grant, Options exercised
Shares Available for Grant, Awards forfeited or cancelled			376,245	475,875
Shares Available for Grant, Outstanding at Ending Balance			499,238	57,535
Outstanding Stock Options [Member]
Stock Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Outstanding Stock Options, Outstanding at Beginning Balance	5,475,283	5,178,276	5,178,276	4,276,480
Outstanding Stock Options, Authorized
Outstanding Stock Options, Options exercisable			3,322,160
Outstanding Stock Options, Options granted			1,134,542	1,446,350
Outstanding Stock Options, Options exercised			(461,290)	(68,679)
Outstanding Stock Options, Awards forfeited or cancelled	(412,707)	(1,162,848)	(376,245)	(475,875)
Outstanding Stock Options, Outstanding at Ending Balance			5,475,283	5,178,276
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Weighted Average Exercise Price Per Share, Outstanding at Beginning Balance (in Dollars per share)	$ 19.19	$ 13.23	$ 13.23	$ 10.35
Weighted Average Exercise Price Per Share, Authorized (in Dollars per share)
Weighted Average Exercise Price Per Share, Options exercisable (in Dollars per share)			12.23
Weighted Average Exercise Price Per Share, Options granted (in Dollars per share)	9.01	3.96	40.1	19.98
Weighted Average Exercise Price Per Share, Options exercised (in Dollars per share)	1.11	0.85	5.34	2.82
Weighted Average Exercise Price Per Share, Awards forfeited or cancelled (in Dollars per share)	$ 4.43	$ 3.09	17.35	13.76
Weighted Average Exercise Price Per Share, Outstanding at Ending Balance (in Dollars per share)			$ 19.19	$ 13.23
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning Balance	6 years 9 months 10 days	6 years 9 months		6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Options exercisable			5 years 3 months 25 days
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending Balance	5 years 6 months 29 days	5 years 4 months 9 days	6 years 9 months 10 days	6 years 9 months
Average Intrinsic Value [Member]
Stock Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Average Intrinsic Value, Outstanding at Beginning Balance (in Dollars)	$ 168,923	$ 36,987	$ 36,987	$ 33,785
Average Intrinsic Value, Authorized (in Dollars)
Average Intrinsic Value, Options exercisable (in Dollars)			125,517
Average Intrinsic Value, Options granted (in Dollars)		$ 4,996
Average Intrinsic Value, Options exercised (in Dollars)			9,667	1,138
Average Intrinsic Value, Awards forfeited or cancelled (in Dollars)
Average Intrinsic Value, Outstanding at Ending balance (in Dollars)			$ 168,923	$ 36,987